Income Taxes	2 Months Ended	3 Months Ended	7 Months Ended
	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

11. INCOME TAXES

From the date of inception January 1, 2017 to period ended February 28, 2017, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

From January 1, 2017 to February 28, 2017

Tax jurisdictions from:
- Local	$(62,732)
- Foreign, representing
Seychelles	-
Hong Kong	(2,880)
China	(37,342)
Loss before income tax	$(102,954)

The provision for income taxes consisted of the following:

From January 1, 2017 to February 28, 2017
Current:
- Local	$-
- Foreign	-
Deferred:
- Local	-
- Foreign	-

Income tax expense	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: United States, Seychelles and Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. As of February 28, 2017, the operations in the United States of America incurred $62,732 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards begin to expire in 2037, if unutilized. The Company has provided for a full valuation allowance of $62,732 against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Seychelles

Under the current laws of the Seychelles, Agility Holding Limited is registered as an international business company which governs by the International Business Companies Act of Seychelles. A company is subject to Seychelles income tax if it does business in Seychelles. A company that incorporated in Seychelles, but does not do business in Seychelles, is not subject to income tax there. Agility Holding Limited did not do business in Seychelles from inception to February 28, 2017, and it does not intend to do business in Seychelles in the future.

Hong Kong

Agility Holding (HK) Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income rate of 16.5% on its assessable income.

The PRC

Shenzhen Agility International Investment Consulting Limited and Dongguan DaoHe Health Consulting Limited are operating in the PRC subject to the Corporate Income Tax governed by the Income Tax Law of the People’s Republic of China with a unified statutory income tax rate of 25%. For the period ended February 28, 2017, the Shenzhen Agility International Investment Consulting Limited and Dongguan DaoHe Health Consulting Limited incurred aggregated net operating loss of $32 and $37,309, respectively.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of February 28, 2017:

From January 1, 2017 to February 28, 2017
Deferred tax assets:
Net operating loss carryforwards
-United States of America	62,732
-Hong Kong	2,880
-China	37,341
102,953
Less: valuation allowance	(102,953)
Deferred tax assets	-

Management believes that it is more likely than not that the deferred tax assets will not be fully realizable in the future. Accordingly, the Company provided for a full valuation allowance against its deferred tax assets of $102,953 as of February 28, 2017.

11. INCOME TAXES

From the date of inception January 1, 2017 to period ended March 31, 2017, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

From January 1, 2017 to March 31, 2017

Tax jurisdictions from:
- Local	$(74,436)
- Foreign, representing
Seychelles	-
Hong Kong	(4,246)
China	(67,473)
Loss before income tax	$(146,155)

The provision for income taxes consisted of the following:

From January 1, 2017 to March 31, 2017
Current:
- Local	$-
- Foreign	-
Deferred:
- Local	-
- Foreign	-

Income tax expense	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: United States, Seychelles and Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. As of March 31, 2017, the operations in the United States of America incurred $75,964 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards begin to expire in 2037, if unutilized. The Company has provided for a full valuation allowance of $26,587 against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Seychelles

Under the current laws of the Seychelles, Agility Holding Limited is registered as an international business company which governs by the International Business Companies Act of Seychelles. A company is subject to Seychelles income tax if it does business in Seychelles. A company that incorporated in Seychelles, but does not do business in Seychelles, is not subject to income tax there. Agility Holding Limited did not do business in Seychelles from inception to March 31, 2017, and it does not intend to do business in Seychelles in the future.

Hong Kong

Agility Holding (HK) Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income rate of 16.5% on its assessable income.

The PRC

Shenzhen Agility International Investment Consulting Limited and Dongguan DaoHe Health Consulting Limited are operating in the PRC subject to the Corporate Income Tax governed by the Income Tax Law of the People’s Republic of China with a unified statutory income tax rate of 25%. For the period ended March 31, 2017, the Shenzhen Agility International Investment Consulting Limited and Dongguan DaoHe Health Consulting Limited incurred aggregated net operating loss of $1571 and $231,470, respectively.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of March 31, 2017:

From January 1, 2017 to March 31, 2017
Deferred tax assets:
Net operating loss carryforwards
-United States of America	26,587
-Hong Kong	701
-China	58,260
85,548
Less: valuation allowance	(85, 548)
Deferred tax assets	-

Management believes that it is more likely than not that the deferred tax assets will not be fully realizable in the future. Accordingly, the Company provided for a full valuation allowance against its deferred tax assets of $85,548 as of March 31, 2017.

9. INCOME TAXES

From the date of inception June 9, 2016 to period ended December 31, 2016, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

From June 9, 2016 to December 31, 2016

Tax jurisdictions from:
- Local	$(1,528)
- Foreign, representing
Seychelles	-
Hong Kong	-
China	(165,568)
Loss before income tax	$(167,096)

The provision for income taxes consisted of the following:

From June 9, 2016 to December 31, 2016
Current:
- Local	$-
- Foreign	-
Deferred:
- Local	-
- Foreign	-

Income tax expense	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: United States, Seychelles and Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. As of December 31, 2016, the operations in the United States of America incurred $1,528 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards begin to expire in 2037, if unutilized. The Company has provided for a full valuation allowance of $1,528 against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Seychelles

Under the current laws of the Seychelles, Agility Holding Limited is registered as an international business company which governs by the International Business Companies Act of Seychelles. A company is subject to Seychelles income tax if it does business in Seychelles. A company that incorporated in Seychelles, but does not do business in Seychelles, is not subject to income tax there. Agility Holding Limited did not do business in Seychelles from inception to December 31, 2016, and it does not intend to do business in Seychelles in the future.

Hong Kong

Agility Holding (HK) Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income rate of 16.5% on its assessable income.

The PRC

Shenzhen Agility International Investment Consulting Limited and Dongguan DaoHe Health Consulting Limited are operating in the PRC subject to the Corporate Income Tax governed by the Income Tax Law of the People’s Republic of China with a unified statutory income tax rate of 25%. For the years ended December 31, 2016, the Shenzhen Agility International Investment Consulting Limited and Dongguan DaoHe Health Consulting Limited incurred aggregated net operating loss of $1,574 and $163,994, respectively.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of December 31, 2016:

From June 9, 2016 to December 31, 2016
Deferred tax assets:
Net operating loss carryforwards
-United States of America	1,528
-Hong Kong	-
-China	165,567
167,095
Less: valuation allowance	(167,095)
Deferred tax assets	-

Management believes that it is more likely than not that the deferred tax assets will not be fully realizable in the future. Accordingly, the Company provided for a full valuation allowance against its deferred tax assets of $167,095 as of December 31, 2016.